Employee Future Benefits - Schedule of Net Benefit Costs (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Defined Benefit Pension Plans
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Service costs	$ 19	$ 20	$ 38	$ 41
Interest costs	32	28	63	56
Expected return on plan assets	(40)	(40)	(80)	(80)
Amortization of actuarial losses (gains)	6	12	12	24
Amortization of past service credits/plan amendments	(1)	0	(1)	0
Regulatory adjustments	0	0	1	0
Net benefit cost	16	20	33	41
OPEB Plans
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Service costs	7	7	14	15
Interest costs	7	6	13	12
Expected return on plan assets	(4)	(4)	(8)	(8)
Amortization of actuarial losses (gains)	(1)	0	(2)	0
Amortization of past service credits/plan amendments	(2)	(2)	(4)	(5)
Regulatory adjustments	1	2	3	3
Net benefit cost	$ 8	$ 9	$ 16	$ 17